Impairment review of tangible and intangible assets and right-of-use assets - Additional Information (Details)	12 Months Ended			168 Months Ended	252 Months Ended
	Dec. 31, 2050 $ / bbl $ / MMBTU	Dec. 31, 2021 $ / bbl $ / MMBTU	Dec. 31, 2020 $ / MMBTU $ / bbl	Dec. 31, 2035 $ / bbl	Dec. 31, 2045 $ / MMBTU
Impairment review of tangible and intangible assets and right-of-use assets
Estimated cost of equity (in percent)		10.00%
Risk-adjusted weighted average cost of capital (adjusted WACC) (in percent)		7.00%
Risk-adjusted post-tax WACC if reversal of more than $100 million		6.80%
Risk-adjusted pre-tax WACC		18.00%
Percentage by which headroom is higher than book value		90.00%
Forecast
Impairment review of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark | $ / bbl	46			62
Brent price per bbl, one year forecast | $ / bbl		80	55
Brent price per bbl, year two forecast | $ / bbl		75	60
Spot gas benchmark European reference price, one year forecast | $ / MMBTU		21.2	4.7
Spot gas benchmark European reference price, year two forecast | $ / MMBTU		14.4	4.9
Long-term gas price | $ / MMBTU	6.2				8.5
Maximum
Impairment review of tangible and intangible assets and right-of-use assets
Post-tax, risk-adjusted WACC (in percent)		10.70%
Minimum
Impairment review of tangible and intangible assets and right-of-use assets
Post-tax, risk-adjusted WACC (in percent)		6.50%